MERRILL LYNCH
                                                              INTERNATIONAL
                                                              INDEX FUND

                                                              Merrill Lynch
                                                              Index Funds, Inc.

                                [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              June 30, 2000

                     Merrill Lynch International Index Fund

Officers and Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Jr., Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                           Merrill Lynch International Index Fund, June 30, 2000

DEAR SHAREHOLDER

Performance Results

On June 30, 2000, Merrill Lynch International Index Fund's Class A and Class D Shares had net asset values of $14.37 and $14.36 per share, respectively. For the first half of 2000, the Fund's Class A and Class D Shares had total returns of -5.02% and -5.09%, respectively. The Fund's benchmark, the unmanaged Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Gross Domestic Product (GDP) Weighted Index, produced a total return of -3.42% for the same period. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

Market Review

Moderate gains in several of the large markets around the world led to a gain of 0.86% for the MSCI EAFE GDP Weighted Index in the first quarter of 2000. However, this momentum was not sustained into the year's second quarter, and by June 30, 2000, the MSCI EAFE GDP Weighted Index had a decline of 3.42% for the year to date. Of the major markets included in the MSCI EAFE Index, the MSCI Japan Index posted a decline of 5.37% during the year's first half, while MSCI Germany fell by 7.44% and MSCI United Kingdom Index dropped by 11.72%.

Among the MSCI EAFE Index's other large constituents only MSCI France, with a return of +6.03%, and MSCI Italy, with a return a +3.94%, managed to produce positive returns for this period, while the MSCI Sweden Index managed to top all constituents during these six months as it gained 9.57% in US dollar terms. Many of the MSCI EAFE Index's smaller constituents suffered double-digit declines during the first half of the year, as the MSCI components of Belgium, Hong Kong, Ireland, New Zealand and Singapore fell by 16.04%, 13.05%, 17.79%, 16.65% and 22.67%, respectively.

One of the factors that reduced the US dollar returns on both our European and Japanese holdings was the impact of currency translations back to the US dollar, which rallied against both the euro and the yen during the first six months of 2000. Introduced at the end of 1998 at a value of about $1.16, the euro ended 1999 at virtual parity with the US dollar. However, the euro continued to decline in value throughout the first quarter, dropping through first the $1.00 level and then the $0.90 level by early May, before eventually bottoming out and rallying in late May. The euro ended June at $0.9525, little changed from its level at the end of March. The Japanese yen declined sharply during most of January and February, but showed renewed strength through the end of March, and ended the quarter largely unchanged compared with its level at year-end. Despite an interim rally in the middle of the second quarter, the yen finished the month of June at 106.12 relative to the US dollar compared with its level of 102.51 relative to the US dollar at 1999 year-end.

Portfolio Matters

Net assets in the Fund declined from $134.9 million at the end of 1999 to $119.1 million on June 30, 2000. This represents a reduction of 11.7% for the period. Merrill Lynch International Index Fund invests all of its assets in Master International (GDP Weighted) Index Series, which has the same investment objective as the Fund. There are two principal investments made by the Series in its attempt to replicate the returns of the Index. The first is a statistically selected sample of stocks designed to replicate the returns of the Index, with share quantities designed to closely approximate each country's actual weight in the Index. In addition, the Series is able to purchase futures contracts in several of the major foreign markets that comprise the MSCI EAFE Index. These futures contracts provide an efficient mechanism for maintaining equity exposure, while also keeping a pool of liquidity available to meet potential Fund redemption activity. It is the Series' goal to be as close as possible to 100% invested at all times.

MSCI revises its set of GDP weights for the constituent countries on an annual basis on June 30. In this year's annual event, of the Index's largest component countries, the greatest increase in GDP weight (when compared with the 1999 structure) was the nearly four percentage point increase in the weight of Japan, which now represents approximately 35% of the GDP Weighted Index. In addition, there was a 0.50% increase in the weight of the United Kingdom (now 10.21% of the Index). Offsetting these gains was the nearly two percentage point decline in the weight of Germany (now 14.32%), and a one percentage point decline in the weight of France (9.72%).

The Series revises its weighting scheme to maintain alignment with the MSCI EAFE GDP Weighted Index through a combination of basket trades and futures trades in the relevant countries. As a result of this year's rebalance, the Series purchased an equity portfolio valued at $2.1 million in Japan, $1.1 million in Australia, and a $3.5 million equity portfolio in the United Kingdom. On the sell side, equity portfolios valued at approximately $3.9 million, $1.0 million and $0.8 million were sold in France, Finland, and Sweden, respectively.

In Conclusion

We appreciate your investment in Merrill Lynch International Index Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager


August 7, 2000

PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative fee and management fee, respectively. Without such waiver, the Fund's performance would have been lower.


                                     2 & 3

                           Merrill Lynch International Index Fund, June 30, 2000

PERFORMANCE DATA (concluded)

Recent Performance Results

                                                        6 Month             12 Month         Since Inception
As of June 30, 2000                                   Total Return        Total Return        Total Return
============================================================================================================
ML International Index Fund Class A Shares*              -5.02%              +18.13%             +69.92%
------------------------------------------------------------------------------------------------------------
ML International Index Fund Class D Shares*              -5.09               +17.84              +68.67
------------------------------------------------------------------------------------------------------------
MSCI EAFE Index--GDP Weighted**                          -3.42               +19.76              +68.83
============================================================================================================

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.

** This unmanaged gross domestic product-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.

Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
Year Ended 6/30/00                                                       +18.13%
================================================================================
Inception (4/09/97) through 6/30/00                                      +17.87
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
Year Ended 6/30/00                                                       +17.84%
--------------------------------------------------------------------------------
Inception (4/09/97) through 6/30/00                                      +17.60
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX FUND    As of June 30, 2000
====================================================================================================================================
Assets:       Investment in Master International (GDP Weighted) Index Series, at value
              (identified cost--$84,856,585) ........................................................................   $119,145,541
              Deferred organization expenses ........................................................................          9,312
              Prepaid registration fees and other assets ............................................................         11,547
                                                                                                                        ------------
              Total assets ..........................................................................................    119,166,400
                                                                                                                        ------------
====================================================================================================================================
Liabilities:  Payable to administrator ..............................................................................         22,265
              Payable to distributor ................................................................................          8,561
              Accrued expenses and other liabilities ................................................................         74,285
                                                                                                                        ------------
              Total liabilities .....................................................................................        105,111
                                                                                                                        ------------
====================================================================================================================================
Net Assets:   Net assets ............................................................................................   $119,061,289
                                                                                                                        ============
====================================================================================================================================
Net Assets    Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .......................   $        538
Consist of:   Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .......................            291
              Paid-in capital in excess of par ......................................................................     78,099,067
              Undistributed investment income--net ..................................................................        840,089
              Undistributed realized capital gains on investments and foreign currency transactions from the
              Series--net ...........................................................................................      5,832,348
              Unrealized appreciation on investments and foreign currency transactions from the Series--net .........     34,288,956
                                                                                                                        ------------
              Net assets ............................................................................................   $119,061,289
                                                                                                                        ============
====================================================================================================================================
Net Asset     Class A--Based on net assets of $77,311,625 and 5,378,780 shares outstanding ..........................   $      14.37
Value:                                                                                                                  ============
              Class D--Based on net assets of $41,749,664 and 2,908,275 shares outstanding ..........................   $      14.36
                                                                                                                        ============
====================================================================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND          For the Six Months Ended June 30, 2000
========================================================================================================================
Investment Income:  Investment income allocated from the Series (net of $128,800
                    foreign withholding tax) ............................................                   $  1,216,454
                    Expenses allocated from the Series ..................................                        (94,422)
                                                                                                            ------------
                    Net investment income from the Series ...............................                      1,122,032
                                                                                                            ------------
========================================================================================================================
Expenses:           Administration fee ..................................................   $    197,021
                    Account maintenance fee--Class D ....................................         44,145
                    Registration fees ...................................................         30,752
                    Printing and shareholder reports ....................................         24,831
                    Transfer agent fees .................................................         20,457
                    Professional fees ...................................................         15,378
                    Amortization of organization expenses ...............................          6,394
                                                                                            ------------
                    Total expenses before reimbursement .................................        338,978
                    Reimbursement of expenses ...........................................        (16,615)
                                                                                            ------------
                    Total expenses after reimbursement ..................................                        322,363
                                                                                                            ------------
                    Investment income--net ..............................................                        799,669
                                                                                                            ------------
========================================================================================================================
Realized &          Realized gain (loss) from the Series on:
Unrealized Gain        Investments--net .................................................      6,608,085
(Loss) from the        Foreign currency transactions--net ...............................     (1,243,833)      5,364,252
Series--Net:                                                                                ------------
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions from the Series--net ..............                    (12,416,098)
                                                                                                            ------------
                    Net Decrease in Net Assets Resulting from Operations ................                   $ (6,252,177)
                                                                                                            ============
========================================================================================================================

See Notes to Financial Statements.


                                     4 & 5

                           Merrill Lynch International Index Fund, June 30, 2000

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                   For the Six        For the
INTERNATIONAL                                                                                   Months Ended      Year Ended
INDEX FUND           Increase (Decrease) in Net Assets:                                        June 30, 2000    Dec. 31, 1999
=============================================================================================================================
Operations:          Investment income--net ................................................    $    799,669     $  1,172,212
                     Realized gain on investments and foreign currency
                     transactions from the Series--net .....................................       5,364,252        4,357,851
                     Change in unrealized appreciation/depreciation on investments
                     and foreign currency transactions from the Series--net ................     (12,416,098)      26,777,556
                                                                                               -------------    -------------
                     Net increase (decrease) in net assets resulting from operations .......      (6,252,177)      32,307,619
                                                                                               -------------    -------------
=============================================================================================================================
Dividends &          Investment income--net:
Distributions to       Class A .............................................................              --         (595,052)
Shareholders:          Class D .............................................................              --         (108,541)
                     Realized gain on investments from the Series--net:
                       Class A .............................................................              --       (3,549,106)
                       Class D .............................................................              --         (905,580)
                                                                                               -------------    -------------
                     Net decrease in net assets resulting from dividends
                     and distributions to shareholders .....................................              --       (5,158,279)
                                                                                               -------------    -------------
=============================================================================================================================
Capital Share        Net decrease in net assets derived from capital share transactions ....      (9,593,993)     (25,736,000)
Transactions:                                                                                  -------------    -------------
=============================================================================================================================
Net Assets:          Total increase (decrease) in net assets ...............................     (15,846,170)       1,413,340
                     Beginning of period ...................................................     134,907,459      133,494,119
                                                                                               -------------    -------------
                     End of period* ........................................................    $119,061,289     $134,907,459
                                                                                               =============    =============
=============================================================================================================================
                   * Undistributed investment income--net ..................................   $     840,089    $      40,420
                                                                                               =============    =============
=============================================================================================================================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                              Class A
                                                                               ---------------------------------------------------
MERRILL LYNCH       The following per share data and ratios have been derived     For the Six      For the Year Ended Dec. 31,++++
INTERNATIONAL       from information provided in the financial statements.       Months Ended     --------------------------------
INDEX FUND          Increase (Decrease) in Net Asset Value:                    June 30, 2000++++      1999            1998
==================================================================================================================================
Per Share           Net asset value, beginning of period ......................  $     15.13      $     12.04     $     10.56
Operating                                                                        -----------      -----------     -----------
Performance:        Investment income--net ....................................          .10              .13             .15
                    Realized and unrealized gain (loss) on investments and
                    foreign currency transactions from the Series--net ........         (.86)            3.59            2.52
                                                                                 -----------      -----------     -----------
                    Total from investment operations ..........................         (.76)            3.72            2.67
                    Less dividends and distributions:
                      Investment income--net ..................................           --             (.09)           (.12)
                      In excess of investment income--net .....................           --               --            (.04)
                      Realized gain on investments from the Series--net .......           --             (.54)          (1.03)
                                                                                 -----------      -----------     -----------
                    Total dividends and distributions .........................           --             (.63)          (1.19)
                                                                                 -----------      -----------     -----------
                    Net asset value, end of period ............................  $     14.37      $     15.13     $     12.04
                                                                                 ===========      ===========     ===========
==================================================================================================================================
Total Investment    Based on net asset value per share ........................        (5.02%)+++       31.29%          25.65%
Return:                                                                          ===========      ===========     ===========
==================================================================================================================================
Ratios to Average   Expenses, net of reimbursement++ ..........................          .64%*            .64%            .64%
Net Assets:                                                                      ===========      ===========     ===========
                    Expenses++ ................................................          .68%*            .69%            .76%
                                                                                 ===========      ===========     ===========
                    Investment income--net ....................................         1.40%*           1.05%           1.26%
                                                                                 ===========      ===========     ===========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ..................  $    77,311      $   104,427     $   118,692
Data:                                                                            ===========      ===========     ===========
==================================================================================================================================

                                                                                    Class A
                                                                               -----------------
MERRILL LYNCH       The following per share data and ratios have been derived    For the Period
INTERNATIONAL       from information provided in the financial statements.     April 9, 1997+ to
INDEX FUND          Increase (Decrease) in Net Asset Value:                      Dec. 31, 1997
================================================================================================
Per Share           Net asset value, beginning of period ......................   $     10.00
Operating                                                                         -----------
Performance:        Investment income--net ....................................           .10
                    Realized and unrealized gain (loss) on investments and
                    foreign currency transactions from the Series--net ........           .75
                                                                                  -----------
                    Total from investment operations ..........................           .85
                    Less dividends and distributions:
                      Investment income--net ..................................          (.12)
                      In excess of investment income--net .....................          (.02)
                      Realized gain on investments from the Series--net .......          (.15)
                                                                                  -----------
                    Total dividends and distributions .........................          (.29)
                                                                                  -----------
                    Net asset value, end of period ............................   $     10.56
                                                                                  ===========
================================================================================================
Total Investment    Based on net asset value per share ........................          8.45%+++
Return:                                                                           ===========
================================================================================================
Ratios to Average   Expenses, net of reimbursement++ ..........................           .86%*
Net Assets:                                                                       ===========
                    Expenses++ ................................................          1.10%*
                                                                                  ===========
                    Investment income--net ....................................          1.64%*
                                                                                  ===========
================================================================================================
Supplemental        Net assets, end of period (in thousands) ..................   $   115,190
Data:                                                                             ===========
================================================================================================

                                                                                                            Class D
                                                                               ---------------------------------------------------
MERRILL LYNCH       The following per share data and ratios have been derived     For the Six      For the Year Ended Dec. 31,++++
INTERNATIONAL       from information provided in the financial statements.       Months Ended     --------------------------------
INDEX FUND          Increase (Decrease) in Net Asset Value:                    June 30, 2000++++      1999           1998
===================================================================================================================================
Per Share           Net asset value, beginning of period ......................  $    15.13       $    12.05     $    10.56
Operating                                                                        ----------       ----------     ----------
Performance:        Investment income--net ....................................         .10              .08            .13
                    Realized and unrealized gain (loss) on investments and
                    foreign currency transactions from the Series--net ........        (.87)            3.61           2.51
                                                                                 ----------       ----------     ----------
                    Total from investment operations ..........................        (.77)            3.69           2.64
                                                                                 ----------       ----------     ----------
                    Less dividends and distributions:
                      Investment income--net ..................................          --             (.07)          (.09)
                      In excess of investment income--net .....................          --               --           (.03)
                      Realized gain on investments from the Series--net .......          --             (.54)         (1.03)
                                                                                 ----------       ----------     ----------
                    Total dividends and distributions .........................          --             (.61)         (1.15)
                                                                                 ----------       ----------     ----------
                    Net asset value, end of period ............................  $    14.36       $    15.13     $    12.05
                                                                                 ==========       ==========     ==========
===================================================================================================================================
Total Investment    Based on net asset value per share ........................       (5.09%)+++       30.95%         25.40%
Return:                                                                          ==========       ==========     ==========
===================================================================================================================================
Ratios to Average   Expenses, net of reimbursement++ ..........................         .89%*            .89%           .89%
Net Assets:                                                                      ==========       ==========     ==========
                    Expenses++ ................................................         .94%*            .95%          1.02%
                                                                                 ==========       ==========     ==========
                    Investment income--net ....................................        1.32%*            .65%          1.14%
                                                                                 ==========       ==========     ==========
===================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ..................  $   41,750       $   30,480     $   14,802
Data:                                                                            ==========       ==========     ==========
===================================================================================================================================

                                                                                     Class D
                                                                                -----------------
MERRILL LYNCH       The following per share data and ratios have been derived     For the Period
INTERNATIONAL       from information provided in the financial statements.      April 9, 1997+ to
INDEX FUND          Increase (Decrease) in Net Asset Value:                       Dec. 31, 1997
=================================================================================================
Per Share           Net asset value, beginning of period ......................    $    10.00
Operating                                                                          ----------
Performance:        Investment income--net ....................................           .15
                    Realized and unrealized gain (loss) on investments and
                    foreign currency transactions from the Series--net ........           .67
                                                                                   ----------
                    Total from investment operations ..........................           .82
                                                                                   ----------
                    Less dividends and distributions:
                      Investment income--net ..................................          (.10)
                      In excess of investment income--net .....................          (.01)
                      Realized gain on investments from the Series--net .......          (.15)
                                                                                   ----------
                    Total dividends and distributions .........................          (.26)
                                                                                   ----------
                    Net asset value, end of period ............................    $    10.56
                                                                                   ==========
=================================================================================================
Total Investment    Based on net asset value per share ........................          8.22%+++
Return:                                                                            ==========
=================================================================================================
Ratios to Average   Expenses, net of reimbursement++ ..........................          1.11%*
Net Assets:                                                                        ==========
                    Expenses++ ................................................          1.35%*
                                                                                   ==========
                    Investment income--net ....................................          1.67%*
                                                                                   ==========
=================================================================================================
Supplemental        Net assets, end of period (in thousands) ..................    $   20,536
Data:                                                                              ==========
=================================================================================================

*     Annualized.
+     Commencement of operations.
++    Includes the Fund's share of the Series' allocated expenses.
+++   Aggregate total investment return.
++++  Based on average shares outstanding.

See Notes to Financial Statements.


                                     6 & 7

                           Merrill Lynch International Index Fund, June 30, 2000

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH INTERNATIONAL INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master International (GDP Weighted) Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. (ML & Co.), which is the limited partner. The Fund pays a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2000, FAM earned fees of $197,021, of which $16,615 was voluntarily waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 2000 were $44,992,581 and $55,149,387, respectively.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $9,593,993 and $25,736,000 for the six months ended June 30, 2000 and the year ended December 31, 1999, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2000                             Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................           3,365,969           $ 48,944,576
Shares redeemed ....................          (4,890,580)           (71,491,282)
                                              ----------           ------------
Net decrease .......................          (1,524,611)          $(22,546,706)
                                              ==========           ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended December 31, 1999                         Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................           3,366,864           $ 43,345,148

Shares issued to shareholders
in reinvestment of dividends
and distributions ..................             281,148              3,983,860
                                              ----------           ------------
Total issued .......................           3,648,012             47,329,008
Shares redeemed ....................          (6,602,765)           (84,086,774)
                                              ----------           ------------
Net decrease .......................          (2,954,753)          $(36,757,766)
                                              ==========           ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended June 30, 2000                             Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................           1,488,819           $ 21,571,236
Shares redeemed ....................            (595,675)            (8,618,523)
                                              ----------           ------------
Net increase .......................             893,144           $ 12,952,713
                                              ==========           ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended December 31, 1999                         Shares                Amount
-------------------------------------------------------------------------------
Shares sold ........................           1,909,685           $ 24,861,116

Shares issued to shareholders
in reinvestment of dividends
and distributions ..................              63,860                904,888
                                              ----------           ------------
Total issued .......................           1,973,545             25,766,004
Shares redeemed ....................          (1,187,165)           (14,744,238)
                                              ----------           ------------
Net increase .......................             786,380           $ 11,021,766
                                              ==========           ============
-------------------------------------------------------------------------------


                                     8 & 9

                           Merrill Lynch International Index Fund, June 30, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                         Master International (GDP Weighted) Index Series
                         ---------------------------------------------------------------------------------
                                                                                       Shares
COUNTRY                  Investments                                                    Held      Value
==========================================================================================================
Australia                AMP Limited                                                   18,546  $   189,295
                         Australian Gas Light Company Limited                          10,962       65,487
                       + Boral Limited                                                 15,272       19,256
                         Brambles Industries Limited                                    4,812      148,316
                         Broken Hill Proprietary Company Limited                       25,303      300,040
                         CSR Limited                                                   19,403       54,054
                         Coca-Cola Amatil Limited                                      13,676       26,686
                         Coles Myer Limited                                            22,161       85,341
                         Commonwealth Bank of Australia                                18,306      304,339
                         Foster's Brewing Group Limited                                43,098      121,617
                         Lend Lease Corporation Limited                                 8,550      109,383
                         National Australia Bank Limited                               21,028      352,218
                         The News Corporation Limited                                  29,036      400,964
                         The News Corporation Limited (Preferred)                      30,608      370,573
                         Normandy Mining Limited                                       39,003       21,076
                         North Limited                                                  3,698        8,770
                         Origin Energy Limited                                            224          217
                         Pacific Dunlop Limited                                        34,926       31,245
                         Rio Tinto Limited                                              5,104       84,637
                         Santos Limited                                                12,768       39,019
                         Schroders Property Fund                                       48,759       68,211
                         Smith (Howard) Limited                                        10,458       51,237
                         TABCORP Holdings Limited                                      11,108       64,025
                         Telstra Corporation Limited                                  108,780      442,812
                         WMC Limited                                                   18,478       82,907
                         Westfield Trust                                               43,962       85,545
                         Westpac Banking Corporation Limited                           27,034      195,586
                         ---------------------------------------------------------------------------------
                         Total Investments in Australia (Cost--$3,353,447)--2.3%                 3,722,856
==========================================================================================================
Austria                  Austria Tabakwerke AG                                          2,926      108,829
                         Austrian Airlines/Oesterreichische
                           Luftverkehrs AG                                              4,138       60,095
                         BWT AG                                                           202       71,355
                         Bank Austria AG                                               13,192      645,191
                         Boehler-Uddeholm AG                                            1,471       51,680
                         Flughafen Wien AG                                              2,786       99,589
                         Generali Holding Vienna AG                                       923      149,087
                         Mayr-Melnhof Karton AG                                         1,543       73,290
                         OMV AG                                                         3,184      277,749
                         Oesterreichische Elektrizitaetswirtschafts-
                           AG "Verbund" 'A'                                             3,662      377,367
                         RHI AG                                                         2,505       61,329
                         VA Technologie AG                                              1,784       94,366
                         Wienerberger Baustoffindustrie AG                              8,585      195,782
                         ---------------------------------------------------------------------------------
                         Total Investments in Austria (Cost--$2,496,816)--1.4%                   2,265,709
==========================================================================================================
Belgium                  Barco NV                                                         516       58,120
                         Bekaert NV                                                       934       48,437
                         Delhaize "Le Lion" SA                                          2,215      133,025
                         Electrabel SA                                                  2,024      502,319
                         Fortis 'B'                                                    26,717      780,621
                         Glaverbel SA                                                     455       34,021
                         Groupe Bruxelles Lambert SA                                      898      225,105
                         KBC Bancassurance Holding                                     10,950      483,896
                         Solvay SA                                                      3,211      217,004
                         UCB SA                                                         5,464      201,550
                         Union Miniere SA                                               1,107       40,314
                         ---------------------------------------------------------------------------------
                         Total Investments in Belgium (Cost--$2,650,429)--1.7%                   2,724,412
==========================================================================================================
Denmark                  A/S Dampskibsselskabet Svendborg 'B'                              19      281,982
                         Carlsberg A/S 'A'                                              2,197       64,930
                         D/S 1912 'B'                                                      29      309,288
                         Danisco A/S                                                    2,130       71,434
                         Den Danske Bank Group                                          1,652      199,537
                         FLS Industries A/S 'B'                                         2,244       34,601
                       + Group 4 Falck A/S                                                532       85,723
                       + ISS A/S                                                        1,083       82,800
                       + Navision Software A/S                                            802       33,492
                         Novo Nordisk A/S 'B'                                           2,052      350,684
                         SAS Danmark A/S                                                2,354       19,812
                         Tele Danmark A/S                                               5,836      394,446
                         Vestas Wind Systems A/S                                        2,824      104,144
                         William Demant A/S                                             2,640       78,361
                         ---------------------------------------------------------------------------------
                         Total Investments in Denmark (Cost--$1,516,686)--1.3%                   2,111,234
==========================================================================================================
Finland                  Metso Oyj                                                      1,223       14,772
                         Nokia Oyj                                                     22,538    1,154,783
                         Nokia Oyj 'A' (ADR)*                                           1,270       63,421
                         Sampo Insurance Company Ltd. 'A'                                 467       19,026
                         Sonera Oyj                                                     3,628      166,065
                         Tietoenator Oyj                                                  483       16,182
                         UPM-Kymmene Oyj                                                1,680       41,872
                         ---------------------------------------------------------------------------------
                         Total Investments in Finland (Cost--$466,020)--0.9%                     1,476,121
==========================================================================================================
France                   Accor SA                                                       3,113      128,108
                         Air Liquide                                                    1,419      185,824
                         Alcatel                                                       15,130      996,399
                         Aventis SA                                                    10,688      783,270
                         Axa                                                            5,341      844,781
                         Banque Nationale de Paris (BNP)                                6,054      584,979
                       + Bouygues SA                                                      467      313,366
                         Canal Plus                                                     1,718      289,850
                         Cap Gemini SA                                                  1,653      292,352
                         Carrefour SA                                                   9,452      648,745
                         Compagnie de Saint Gobain                                      1,236      167,772
                         Compagnie Generale des Etablissements
                           Michelin 'B'                                                 2,143       69,044
                         Dassault Systemes SA                                           1,571      147,132
                         Eridania Beghin-Say SA                                           556       54,684
                         Etablissements Economiques du Casino
                           Guichard-Perrachon SA                                        1,296      120,508
                         France Telecom SA                                             13,886    1,948,748
                         Groupe Danone                                                  2,085      277,817
                         Imetal SA                                                        298       34,737
                       + L'Oreal SA                                                       927      805,980
                       + LVMH (Louis Vuitton Moet Hennessy)                             1,329      550,232
                         Lafarge SA (Ordinary)                                          1,508      117,669
                         Lagardere SCA                                                  1,709      131,060
                         PSA Peugeot Citroen                                              653      131,578
                         Pechiney SA 'A'                                                1,178       49,347
                         Pernod Ricard                                                  1,129       61,689
                         Pinault-Printemps-Redoute SA                                   1,631      363,821
                         STMicroelectronics NV                                         11,707      740,674
                         Sagem SA                                                         145      170,688
                         Sanofi-Synthelabo SA                                          10,094      482,838
                         Schneider SA                                                   2,285      159,899
                         Sidel SA                                                         558       45,440
                         Societe BIC SA                                                 1,012       49,766
                         Societe Generale 'A'                                           5,691      343,690
                         Sodexho Alliance                                                 514       93,617
                         Suez Lyonnaise des Eaux SA                                     2,764      486,196
                         Suez Lyonnaise des Eaux SA                                       957            9
                         Thomson CSF                                                    2,462       97,377
                       + Total Fina Elf SA                                              1,480      231,111
                         Total Fina SA                                                  4,140           40
                         Total Fina SA 'B'                                              8,631    1,328,752
                         Usinor SA                                                      3,494       42,805
                         Valeo SA                                                       1,255       67,370
                         Vivendi                                                        8,100      717,843
                         ---------------------------------------------------------------------------------
                         Total Investments in France (Cost--$8,232,672)--9.5%                   15,157,607
==========================================================================================================
Germany                  Adidas-Salomon AG                                              1,267       70,371
                         Allianz AG (Registered Shares)                                 5,724    2,064,768
                         BASF AG                                                       14,512      585,662
                         Bayer AG                                                      31,900    1,250,083
                         Beiersdorf AG                                                  2,109      181,952
                         Buderus AG                                                     2,068       33,007
                         Continental AG                                                 3,422       57,734
                         DaimlerChrysler AG (Registered Shares)                        23,593    1,235,526
                         Deutsche Bank AG (Registered Shares)                          14,381    1,188,321
                         Deutsche Lufthansa AG (Registered Shares)                      9,196      213,418
                         Deutsche Telekom AG (Registered Shares)                       71,070    4,074,037
                         Douglas Holding AG                                               989       28,726
                         Dresdner Bank AG                                              12,176      503,059
                         EM.TV & Merchandising AG                                       2,823      167,374
                         Fresenius Medical Care AG                                      2,068      165,569
                         Gehe AG                                                        1,848       61,117
                         Heidelberger Zement AG                                           349       21,612
                         Heidelberger Zement AG                                         1,292           12
                         Heidelberger Zement AG                                         1,292       80,008
                         Hochtief AG                                                    1,785       54,584
                         HypoVereinsbank                                                9,737      631,531
                         Kamps AG                                                       1,913       61,432
                         Karstadt AG                                                    2,864       74,950
                         Linde AG                                                       2,930      118,246
                         MAN AG                                                         3,316      100,638
                         Merck KGaA                                                     4,184      134,361
                         Metro AG                                                       6,659      236,119
                         Muenchener Rueckversicherungs-
                           Gesellschaft AG (Registered Shares)                          4,136    1,304,409
                         Preussag AG                                                    4,128      133,948
                         RWE AG                                                        11,189      380,765
                         RWE AG (Preferred)                                             1,899       50,971
                         SAP AG (Systeme, Anwendungen,
                           Produkte in der Datenverarbeitung)                           4,290      634,954
                         SAP AG (Systeme, Anwendungen,
                           Produkte in der Datenverarbeitung)
                           (Preferred)                                                  3,048      565,371
                       + SGL Carbon AG                                                    540       36,054


                                    10 & 11

                           Merrill Lynch International Index Fund, June 30, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                         Master International (GDP Weighted) Index Series (continued)
                         ----------------------------------------------------------------------------------
                                                                                       Shares
COUNTRY                  Investments                                                    Held       Value
===========================================================================================================
Germany                  Schering AG                                                    4,770   $   262,463
(concluded)              Siemens AG                                                    13,916     2,107,701
                         Thyssen Krupp AG                                              12,252       200,248
                         Veba AG                                                       18,297       901,531
                         Volkswagen AG                                                  7,278       276,905
                         Volkswagen AG (Preferred)                                      2,691        63,819
                         WCM Beteiligungs- und Grundbesitz AG                           4,292       101,171
                         ----------------------------------------------------------------------------------
                         Total Investments in Germany (Cost--$16,741,400)--12.7%                 20,414,527
===========================================================================================================
Hong Kong                CLP Holdings Limited                                          26,000       121,073
                         Hang Seng Bank Limited                                        17,900       169,349
                         Henderson Land Development Company
                           Limited                                                      8,300        36,521
                         Hong Kong Telecom Limited                                    101,400       223,735
                         Hutchison Whampoa Limited                                     35,200       442,523
                         Li & Fung Limited                                              7,800        39,024
                       + Pacific Century CyberWorks Limited                            32,400        64,008
                         Sun Hung Kai Properties Ltd.                                  20,000       143,676
                         ----------------------------------------------------------------------------------
                         Total Investments in Hong Kong (Cost--$940,210)--0.8%                    1,239,909
===========================================================================================================
Ireland                  Allied Irish Banks PLC                                        22,111       198,603
                         CRH PLC                                                       10,298       186,574
                         DCC PLC                                                        1,624        14,431
                         eircom PLC                                                    50,160       134,633
                         Fyffes PLC                                                     4,290         4,441
                         Greencore Group PLC                                           15,903        42,685
                         Independent News & Media PLC                                   6,056        22,060
                         Independent News & Media PLC                                   6,056        22,060
                         Irish Life & Permanent PLC                                     4,983        42,178
                         Jefferson Smurfit Group PLC                                   27,525        47,494
                         Jurys Doyle Hotel Group PLC                                      283         1,696
                         Kerry Group PLC 'A'                                            2,608        34,225
                       + Ryanair Holdings PLC                                           1,118         8,145
                       + Ryanair Holdings PLC                                           7,174        52,265
                         ----------------------------------------------------------------------------------
                         Total Investments in Ireland (Cost--$871,179)--0.5%                        811,490
===========================================================================================================
Italy                    Assicurazioni Generali                                        35,240     1,212,740
                         Banca di Roma SpA                                            111,223       137,111
                         Banca Intesa SpA                                             129,421       581,855
                         Banca Popolare di Milano (BPM)                                 9,508        68,813
                         Benetton Group SpA                                            61,865       129,875
                         Beni Stabili                                                  38,576        20,782
                         Bulgari SpA                                                    9,792       131,413
                         ENI SpA                                                      214,622     1,244,707
                         Enel SpA                                                     194,069       863,200
                         Fiat SpA                                                      10,366       270,083
                         Fiat SpA (Preferred)                                           4,101        67,027
                         Fiat SpA (RNC)                                                 3,627        50,101
                       + Immsi SpA                                                     13,078        18,617
                         Italcementi SpA                                                7,228        68,248
                         Italgas SpA                                                   19,763        87,714
                         Mediaset SpA                                                  32,596       499,944
                         Mediobanca SpA                                                17,355       179,674
                         Olivetti SpA                                                 129,188       471,829
                         Parmalat Finanziaria SpA                                      51,070        72,357
                         Pirelli SpA                                                   62,873       166,044
                         Riunione Adriatica di Sicurta SpA                             19,560       215,627
                         San Paolo-IMI SpA                                             38,696       689,577
                         Sirti SpA                                                     13,078        21,876
                         Telecom Italia Mobile (TIM) SpA                               45,044       227,554
                         Telecom Italia Mobile (TIM) SpA                              175,887     1,804,076
                         Telecom Italia SpA                                            98,018     1,353,025
                         Telecom Italia SpA (Registered Shares)                        25,877       172,400
                         Unicredito Italiano SpA                                      136,354       654,852
                         ----------------------------------------------------------------------------------
                         Total Investments in Italy (Cost--$6,684,661)--7.2%                     11,481,121
===========================================================================================================
Japan                    The 77 Bank, Ltd.                                             12,000        96,177
                         Acom Co., Ltd.                                                 3,100       261,349
                         Advantest Corporation                                          2,000       447,049
                         Ajinomoto Co., Inc.                                           16,000       205,661
                         Alps Electric Co., Ltd.                                        5,000        93,096
                         Aoyamma Trading Co., Ltd.                                      2,600        37,597
                         The Asahi Bank, Ltd.                                          61,000       257,133
                         Asahi Breweries Limited                                       15,000       179,906
                         Asahi Chemical Industry Co., Ltd.                             37,000       262,275
                         Asahi Glass Company, Limited                                  27,000       302,396
                         Autobacs Seven Co., Ltd.                                       1,300        43,372
                         The Bank of Tokyo-Mitsubishi, Ltd.                            97,000     1,174,396
                         The Bank of Yokohama, Ltd.                                    28,000       125,703
                         Benesse Corporation                                            2,400       166,722
                         Bridgestone Corp.                                             18,000       381,929
                         CSK Corporation                                                2,200        68,201
                         Canon, Inc.                                                   18,000       898,256
                         Casio Computer Co., Ltd.                                       9,000       101,224
                         Central Japan Railway Company                                     49       277,870
                         The Chiba Bank, Ltd.                                           3,000        11,880
                         Chugai Pharmaceutical Co., Ltd.                                8,000       151,600
                         The Chuo Trust & Banking Co., Ltd.                            15,000        65,498
                         Citizen Watch Co.                                              9,000        87,104
                         Cosmo Oil Co., Ltd.                                           37,000        68,191
                         Credit Saison Co., Ltd.                                        4,600       106,951
                         Dai Nippon Printing Co., Ltd.                                 16,000       282,633
                         The Daiei, Inc.                                               19,000        71,471
                         The Daimaru, Inc.                                             12,000        42,191
                         Dainippon Ink and Chemicals, Inc.                             23,000       108,473
                       + Dainippon Screen Mfg. Co., Ltd.                                5,000        47,682
                         Daiwa House Industry Co., Ltd.                                13,000        95,099
                         Daiwa Securities Group Inc.                                   28,000       370,493
                         Denso Corporation                                             19,000       463,305
                         East Japan Railway Company                                        79       459,940
                         Ebara Corporation                                             11,000       149,397
                         Eisai Company, Ltd.                                            7,000       224,942
                         Fanuc Ltd.                                                     5,000       509,900
                         The Fuji Bank, Limited                                        72,000       548,481
                         Fuji Photo Film                                               11,000       451,207
                         Fujikura Ltd.                                                 12,000        79,958
                         Fujitsu Limited                                               40,000     1,387,458
                         The Furukawa Electric Co., Ltd.                               14,000       293,086
                         The Gunma Bank Ltd.                                           20,000       103,398
                         Hankyu Department Stores, Inc.                                 9,000        48,145
                         Hirose Electric Co., Ltd.                                        900       140,438
                         Hitachi Ltd.                                                  69,000       997,779
                         Honda Motor Co., Ltd.                                         20,000       682,387
                         Hoya Corporation                                               3,000       269,363
                         The Industrial Bank of Japan, Limited                         56,000       425,538
                         Isetan Company Ltd.                                            7,000        86,007
                         Ito-Yokado Co., Ltd.                                           8,000       482,397
                         Itochu Corporation                                            31,000       156,751
                         JUSCO Co., Ltd.                                                7,000       132,980
                         Japan Airlines Company, Ltd. (JAL)                            43,000       163,782
                         Japan Energy Corp.                                            59,000        63,570
                         Japan Tobacco, Inc.                                               43       378,366
                         The Joyo Bank, Ltd.                                           26,000       100,260
                         Kajima Corporation                                            28,000        89,448
                         Kaneka Corporation                                            13,000       143,632
                         Kansai Electric Power Company, Inc.                           19,200       344,422
                         Kao Corporation                                               13,000       398,091
                       + Kawasaki Heavy Industries Ltd.                                41,000        62,776
                         Kawasaki Steel Corporation                                    78,000       112,055
                         Keihin Electric Express Railway Co., Ltd.                     40,000       150,844
                         Kinden Corporation                                            11,000        69,241
                         Kirin Brewery Company, Ltd.                                   23,000       288,030
                         Kokuyo Co., Ltd.                                               4,000        65,744
                         Komatsu Ltd.                                                  28,000       197,420
                         Konami Co., Ltd.                                               2,600       164,642
                         Kubota Corporation                                            40,000       145,551
                         Kurita Water Industries Ltd.                                   4,000        88,276
                         Kyocera Corporation                                            3,900       663,116
                         Maeda Road Construction Co., Ltd.                             12,000        56,481
                         Marubeni Corporation                                          35,000       120,741
                         Marui Co., Ltd.                                                8,000       153,490
                         Matsushita Electric Industrial
                           Company, Ltd.                                               42,000     1,091,631
                         Minebea Company Ltd.                                          11,000       138,273
                         Mitsubishi Chemical Corporation                               50,000       205,567
                         Mitsubishi Corporation                                        32,000       290,043
                         Mitsubishi Electric Corporation                               45,000       488,257
                         Mitsubishi Estate Company, Limited                            27,000       318,473
                         Mitsubishi Heavy Industries, Ltd.                             79,000       350,929
                         Mitsubishi Logistics Corp.                                     6,000        54,440
                         Mitsubishi Materials Corporation                              27,000       110,751
                         Mitsubishi Trust & Banking Corp.                              28,000       217,797
                         Mitsui & Co., Ltd.                                            33,000       252,635
                         Mitsui Fudosan Co., Ltd.                                      17,000       184,774
                         Mitsui Marine and Fire Insurance
                           Company, Ltd.                                               19,000        91,584
                         Mitsui Mining & Smelting Co., Ltd.                            13,000        98,908
                         Mitsukoshi, Ltd.                                              14,000        62,190
                         Murata Manufacturing Co., Ltd.                                 5,000       719,248
                         Mycal Corporation                                             13,000        44,601
                         NEC Corporation                                               34,000     1,070,082
                         NSK Limited                                                   14,000       123,057
                         Namco Ltd.                                                     2,000        72,208
                         Nichiei Co., Ltd.                                              2,500        41,113
                         Nidec Corporation                                              1,300       113,038
                         Nikon Corporation                                              7,000       260,007
                         Nintendo Company Ltd.                                          3,000       525,117
                         Nippon COMSYS Corporation                                      5,000       106,564
                         Nippon Express Co., Ltd.                                      26,000       159,974
                         Nippon Light Metal Co., Ltd.                                  35,000        34,734
                         Nippon Meat Packers, Inc.                                      8,000       117,197
                         Nippon Mitsubishi Oil Corp.                                   41,000       188,328


                                    12 & 13

                           Merrill Lynch International Index Fund, June 30, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                         Master International (GDP Weighted) Index Series (continued)
                         --------------------------------------------------------------------------------------
                                                                                          Shares
COUNTRY                  Investments                                                       Held        Value
===============================================================================================================
Japan                    Nippon Paper Industries Co. Ltd.                                  21,000   $   143,698
(concluded)              Nippon Steel Corporation                                         145,000       305,609
                         Nippon Telegraph & Telephone
                           Corporation (NTT)                                                  263     3,504,844
                         Nippon Yusen Kabushiki Kaisha                                     34,000       163,886
                       + Nissan Motor Co., Ltd.                                            85,000       502,103
                         Nissin Food Products Co., Ltd.                                     4,600       117,386
                         Nitto Denko Corporation                                            4,000       154,624
                         The Nomura Securities Co., Ltd.                                   41,000     1,005,576
                         Noritake Co., Ltd.                                                12,000        67,029
                         Obayashi Corporation                                              20,000        88,654
                         Oji Paper Co., Ltd.                                               23,000       158,688
                         Omron Corporation                                                  6,000       163,319
                         Oriental Land Co., Ltd                                             2,300       235,424
                         Orix Corporation                                                   1,700       251,453
                         Osaka Gas Co.                                                     54,000       155,664
                         Pioneer Corporation                                                4,000       156,136
                         Promise Co., Ltd.                                                  2,700       213,846
                         Rohm Company Ltd.                                                  2,400       703,180
                         SMC Corporation                                                    1,600       301,687
                         The Sakura Bank, Ltd.                                             87,000       602,722
                         Sankyo Company, Ltd.                                              10,000       226,360
                         Sanyo Electric Co., Ltd.                                          41,000       369,680
                         Secom Co., Ltd.                                                    5,000       366,240
                       + Sega Enterprises Ltd.                                              3,400        52,379
                         Seino Transportation Co., Ltd.                                    13,000        65,611
                         Sekisui Chemical Co., Ltd.                                        18,000        69,411
                         Sekisui House, Ltd.                                               18,000       166,892
                         Sharp Corporation                                                 24,000       425,311
                         Shimamura Co., Ltd.                                                  800        93,682
                         Shimano Inc.                                                       3,800        91,584
                         Shimizu Corporation                                               24,000        68,730
                         Shin-Etsu Chemical Co., Ltd.                                       9,000       457,634
                         Shiseido Company, Limited                                         12,000       186,003
                         The Shizuoka Bank, Ltd.                                           19,000       161,618
                         Sho-Bond Corporation                                               3,700        55,183
                         Softbank Corp.                                                     6,800       925,476
                         Sony Corporation                                                  19,000     1,777,799
                         The Sumitomo Bank, Ltd.                                           65,000       798,639
                         Sumitomo Chemical Co., Ltd.                                       38,000       229,139
                         Sumitomo Corporation                                              22,000       248,060
                         Sumitomo Electric Industries                                      17,000       292,103
                         Sumitomo Heavy Industries, Ltd.                                   21,000        70,460
                         The Sumitomo Marine & Fire Insurance
                           Co., Ltd.                                                       16,000        93,304
                       + Sumitomo Metal Industries, Ltd.                                   96,000        66,235
                         Taisho Pharmaceutical Company, Ltd.                                8,000       287,321
                         Taiyo Yuden Co., Ltd.                                              3,000       188,271
                         Takara Shuzo Co., Ltd.                                             5,000       124,994
                         Takashimaya Co., Ltd.                                              9,000        84,041
                         Takeda Chemical Industries, Ltd.                                  18,000     1,184,065
                         Takefuji Corporation                                               3,200       387,430
                         Terumo Corporation                                                 5,000       169,652
                         Toho Co., Ltd.                                                       700       119,484
                         Tohoku Electric Power Co., Inc.                                   12,600       170,294
                         The Tokai Bank Ltd.                                               49,000       242,210
                         The Tokio Marine & Fire Insurance
                           Co. Ltd.                                                        30,000       347,054
                         Tokyo Broadcasting System, Inc.                                    4,000       173,149
                         Tokyo Dome Corporation                                            16,000        72,738
                         Tokyo Electric Power                                              27,200       664,543
                         Tokyo Electron Limited                                             4,000       548,934
                         Tokyo Gas Co.                                                     63,000       177,440
                         Tokyu Corporation                                                 37,000       183,243
                         Toppan Printing Co., Ltd.                                         15,000       159,066
                         Toray Industries, Inc.                                            40,000       162,563
                         Toshiba Corporation                                               67,000       757,989
                         Tostem Corporation                                                 6,000        98,105
                         Toto Limited                                                      12,000        92,321
                         Toyo Seikan Kaisha, Ltd.                                           6,000       112,282
                         Toyota Motor Corporation                                          77,000     3,515,051
                         Trans Cosmos Inc.                                                    400        60,186
                         Uny Co., Ltd.                                                      6,000        83,077
                         Wacoal Corp.                                                      13,000       132,697
                         Yamaha Corporation                                                 6,000        65,725
                         Yamanouchi Pharmaceutical Co., Ltd.                                8,000       437,786
                         Yamato Transport Co., Ltd.                                        10,000       249,043
                         Yamazaki Baking Co., Ltd.                                         10,000        98,294
                         Yokogawa Electric Corporation                                      8,000        80,147
                         --------------------------------------------------------------------------------------
                         Total Investments in Japan (Cost--$38,492,640)--33.8%                       54,116,189
===============================================================================================================
Netherlands              ABN AMRO Holding NV                                               11,973       294,508
                       + ASM Lithography Holding NV                                         3,284       141,725
                         Aegon NV                                                          10,170       363,344
                         Akzo Nobel NV                                                      2,774       118,332
                         Buhrmann NV                                                          695        19,953
                         Elsevier NV                                                        6,224        75,713
                         Getronics NV                                                       2,498        38,673
                         Hagemeyer NV                                                         965        26,715
                         Heineken NV                                                        2,747       167,871
                         ING Groep NV                                                       7,539       511,663
                         KPN NV                                                             7,446       334,403
                         Koninklijke Ahold NV                                               5,772       170,584
                         Koninklijke (Royal) Philips Electronics NV                        11,028       522,229
                         Royal Dutch Petroleum Company                                     16,984     1,059,884
                         TNT Post Group NV                                                  3,900       105,614
                         Unilever NV 'A'                                                    4,777       220,032
                         Wolters Kluwer NV 'A'                                              2,666        71,302
                         --------------------------------------------------------------------------------------
                         Total Investments in the Netherlands (Cost--$3,073,921)--2.6%                4,242,545
===============================================================================================================
New Zealand              Brierley Investments Limited                                      96,737        15,029
                         Carter Holt Harvey Limited                                        57,331        49,934
                         Fletcher Challenge Building                                       11,230        11,949
                         Fletcher Challenge Energy                                         11,412        37,341
                         Fletcher Challenge Paper                                          22,856        26,256
                         Lion Nathan Limited                                               21,222        47,559
                         Telecom Corporation of New Zealand
                           Limited                                                         56,532       198,284
                         --------------------------------------------------------------------------------------
                         Total Investments in New Zealand (Cost--$517,303)--0.2%                        386,352
===============================================================================================================
Norway                   Bergesen d.y. ASA 'A'                                              2,962        60,989
                         Christiania Bank Og Kreditkasse                                   30,022       161,917
                         Den Norske Bank ASA                                               29,765       123,967
                         Elkem ASA                                                          2,226        41,928
                       + Kvaerner ASA 'A'                                                   2,096        22,069
                         Kvaerner ASA 'A' (Rights) (b)                                      1,075           604
                       + Merkantildata ASA                                                  5,388        27,798
                         Norsk Hydro ASA                                                   10,681       449,847
                         Norske Skogindustrier ASA 'A'                                      1,622        46,491
                         Orkla ASA 'A'                                                      8,553       163,101
                       + Petroleum Geo-Services                                             4,106        70,373
                         Schibsted ASA                                                      2,570        47,806
                         Smedvig ASA 'A'                                                    1,271        23,048
                         Storebrand ASA                                                    10,875        78,881
                         Tomra Systems ASA                                                  3,272        87,085
                         --------------------------------------------------------------------------------------
                         Total Investments in Norway (Cost--$1,304,254)--0.9%                         1,405,904
===============================================================================================================
Portugal                 BPI-SGPS, SA (Registered Shares)                                  13,259        47,027
                         Banco Comercial Portugues, SA (BCP)
                           (Registered Shares)                                             24,848       129,815
                         Banco Espirito Santo, SA
                           (Registered Shares)                                              3,283        80,880
                         Brisa-Auto Estradas de Portugal, SA                                7,648        66,129
                         Cimpor-Cimentos de Portugal, SGPS, SA                              3,888        74,541
                         EDP--Eletricidade de Portugal, SA                                 14,650       267,107
                         Jeronimo Martins SGPS, SA                                          2,400        39,709
                         Portucel Industrial-Empresa Produtora
                           de Celulose, SA                                                  2,373        14,445
                         Portugal Telecom SA (Registered Shares)                           25,347       285,740
                         Sonae, S.G.P.S., SA                                                8,845        63,757
                         --------------------------------------------------------------------------------------
                         Total Investments in Portugal (Cost--$1,153,133)--0.7%                       1,069,150
===============================================================================================================


                                    14 & 15

                           Merrill Lynch International Index Fund, June 30, 2000

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                         Master International (GDP Weighted) Index Series (continued)
                         ---------------------------------------------------------------------------------------------
                                                                                                 Shares
COUNTRY                  Investments                                                              Held        Value
======================================================================================================================
Singapore              + Chartered Semiconductor Manufacturing
                           Limited (ADR)*                                                            900   $    81,450
                         City Developments Limited                                                 9,900        38,363
                         Creative Technology Limited                                                 900        21,706
                         DBS Group Holdings Limited                                               13,000       166,917
                         DBS Land Limited                                                         21,300        27,595
                         Keppel Corporation Ltd.                                                  12,000        25,957
                         Oversea-Chinese Banking Corporation Ltd.                                 13,080        90,024
                         Sembcorp Industries Limited                                              18,000        19,572
                         Singapore Airlines Limited                                               12,200       120,659
                         Singapore Press Holdings Ltd.                                             4,000        62,464
                         Singapore Technologies Engineering Ltd.                                  28,000        41,134
                         Singapore Telecommunications, Ltd.                                       58,000        84,870
                         United Overseas Bank Ltd.                                                10,672        69,748
                         Venture Manufacturing (Singapore) Ltd.                                    3,000        30,538
                         ---------------------------------------------------------------------------------------------
                         Total Investments in Singapore (Cost--$739,993)--0.5%                                 880,997
======================================================================================================================
Spain                    Acerinox SA                                                               1,265        36,743
                         Altadis                                                                   7,707       118,872
                         Autopistas, Concesionaria Espanola SA                                     7,394        64,571
                         Autopistas, Concesionaria Espanola SA
                           (Rights) (d)                                                            7,394         3,190
                         Banco Bilbao Vizcaya, SA                                                 52,807       792,215
                         Banco Santander Central Hispano, SA                                      66,497       704,371
                         Corporacion Financiera Alba, SA                                           1,783        47,173
                         Corporacion Mapfre                                                        2,220        28,240
                         Endesa SA                                                                19,414       377,602
                         Fomento de Construcciones y Contratas SA                                  2,979        56,542
                         Gas Natural SDG, SA 'E'                                                   8,274       149,111
                         Grupo Dragados SA                                                         5,310        38,227
                         Iberdrola SA                                                             16,794       217,333
                         Repsol-YPF, SA                                                           21,991       439,530
                         Sociedad General de Aguas de Barcelona, SA                                3,562        47,803
                         Sol Melia, SA                                                             3,904        43,786
                       + Telefonica SA                                                            74,735     1,611,922
                         Union Electrica Fenosa, SA                                                5,625       102,181
                         ---------------------------------------------------------------------------------------------
                         Total Investments in Spain (Cost--$3,075,211)--3.0%                                 4,879,412
======================================================================================================================
Sweden                   Atlas Copco AB 'A'                                                        2,700        52,332
                         Electrolux AB 'B'                                                         4,516        70,281
                         ForeningsSparbanken AB                                                    5,960        87,657
                         Hennes & Mauritz AB 'B'                                                   8,695       182,406
                       + NetCom AB 'B'                                                             1,200        89,066
                         Nordbanken Holding AB                                                     5,430        41,169
                       + Nordic Baltic Holding AB                                                 26,678       195,396
                         Sandvik AB                                                                3,390        71,503
                         Securitas AB 'B'                                                          4,050        86,347
                         Skandia Forsakrings AB                                                   10,600       281,587
                         Skandinaviska Enskilda Banken (SEB) 'A'                                   8,188        97,554
                         Skanska AB 'B'                                                            1,553        55,331
                         Svenska Cellulosa AB (SCA) 'B'                                            3,070        58,628
                         Svenska Handelsbanken AB                                                  7,850       114,559
                         Telefonaktiebolaget LM Ericsson AB 'B'                                   74,748     1,487,120
                         Telefonaktiebolaget LM Ericsson (ADR)*                                    4,735        94,700
                       + Telia AB                                                                 11,000       104,093
                         Volvo AB 'B'                                                              4,889       106,743
                         Volvo AB 'B' (Rights) (c)                                                 5,549         4,871
                         ---------------------------------------------------------------------------------------------
                         Total Investments in Sweden (Cost--$1,628,739)--2.1%                                3,281,343
======================================================================================================================
Switzerland              ABB Ltd.                                                                  1,631       195,838
                         Adecco SA (Registered Shares)                                                80        68,188
                         Credit Suisse Group (Registered Shares)                                   1,268       253,039
                       + Givaudan (Registered Shares)                                                 39        11,908
                         Nestle SA (Registered Shares)                                               212       425,669
                         Novartis AG (Registered Shares)                                             339       538,697
                         Roche Holding AG (Bearer)                                                     6        63,668
                         Roche Holding AG (Genuss)                                                    35       341,799
                         Schweizerische Rueckversicherungs-
                           Gesellschaft (Registered Shares)                                           79       161,537
                         The Swatch Group AG (Registered Shares)                                     161        42,129
                         Swisscom AG (Registered Shares)                                             369       128,212
                         UBS AG (Registered Shares)                                                2,007       294,984
                         Zurich Allied AG                                                            242       119,951
                         ---------------------------------------------------------------------------------------------
                         Total Investments in Switzerland (Cost--$2,036,637)--1.7%                           2,645,619
======================================================================================================================
United Kingdom           3i Group PLC                                                              5,412       111,346
                       + ARM Holdings PLC                                                          6,996        74,986
                         Abbey National PLC                                                       11,616       138,925
                         Allied Zurich PLC                                                        11,582       137,028
                         Amvescap PLC                                                              5,115        82,082
                         Arjo Wiggins Appleton PLC                                                 7,872        30,628
                         AstraZeneca Group PLC                                                    13,275       619,993
                         BG Group PLC                                                             26,339       170,265
                         BOC Group PLC                                                             6,647        95,597
                         BP Amoco PLC                                                            109,570     1,051,667
                         BP Amoco PLC (ADR)*                                                      11,477       649,168
                         Barclays PLC                                                             10,886       270,772
                         Bass PLC                                                                  9,467       106,487
                         Boots Company PLC                                                        10,517        80,086
                         British Aerospace PLC                                                    23,384       145,852
                         British Airways PLC                                                      10,652        61,279
                         British American Tobacco PLC                                             18,831       125,721
                       + British Sky Broadcasting Group PLC
                           ("BSkyB")                                                              14,013       274,088
                         British Telecommunications PLC                                           48,153       622,556
                         Burmah Castrol PLC                                                        4,515       113,875
                         CGU PLC                                                                  16,360       272,441
                         Cadbury Schweppes PLC                                                    20,343       133,660
                         Carlton Communications PLC                                                6,676        85,908
                       + Celltech Group PLC                                                        2,068        40,074
                         Centrica PLC                                                             29,469        98,372
                         Compass Group PLC                                                         6,381        84,092
                         Diageo PLC                                                               28,660       257,293
                         Dixons Group PLC                                                         15,800        64,344
                         EMI Group PLC                                                             6,895        62,630
                         Electrocomponents PLC                                                     5,456        55,754
                         GKN PLC                                                                   7,196        91,837
                         Glaxo Wellcome PLC                                                       26,908       784,983
                         Granada Group PLC                                                        16,184       161,706
                         The Great Universal Stores PLC                                           11,011        70,846
                         HSBC Holdings PLC                                                        60,741       694,726
                         Halifax PLC                                                              17,326       166,297
                         Hanson PLC                                                                9,685        68,472
                         Hays PLC                                                                 15,150        84,518
                         Imperial Chemical Industries PLC                                          7,845        62,292
                         Invensys PLC                                                             29,851       112,075
                         J Sainsbury PLC                                                          18,588        84,421
                         Kingfisher PLC                                                           10,954        99,748
                         Legal & General Group PLC                                                44,364       103,766
                         Lloyds TSB Group PLC                                                     39,706       375,092
                         Logica PLC                                                                3,071        72,713
                         Marconi PLC                                                              20,353       264,987
                         Marks & Spencer PLC                                                      27,749        97,566
                         Misys PLC                                                                 4,999        42,229
                         National Grid Group PLC                                                  12,812       101,054
                         National Power PLC                                                       11,835        75,431
                         Pearson PLC                                                               4,901       155,812
                         The Peninsular and Oriental Steam
                           Navigation Company                                                      7,397        63,382
                         Prudential Corporation PLC                                               14,627       214,352
                         Psion PLC                                                                 3,659        35,397
                         Railtrack Group PLC                                                       4,665        72,495
                         Rank Group PLC                                                           18,679        43,266
                         Reed International PLC                                                   10,319        89,826
                         Rentokil Initial PLC                                                     25,517        57,945
                         Reuters Group PLC                                                        10,649       181,690
                         Rio Tinto PLC (Registered Shares)                                         8,385       137,096
                         Royal Bank of Scotland Group PLC                                         19,256       322,417
                         SEMA Group PLC                                                            3,928        55,898
                         The Sage Group PLC                                                        9,509        77,017
                         ScottishPower PLC                                                        13,706       116,197
                         ScottishPower PLC (ADR)*                                                  4,023       134,519
                         SmithKline Beecham PLC                                                   41,759       546,844
                         Tesco PLC                                                                53,997       167,988
                         Unilever PLC                                                             24,944       151,051
                         Vodafone AirTouch PLC                                                   352,000     1,422,823
                         Vodafone AirTouch PLC (ADR)*                                              9,600       397,800
                         WPP Group PLC                                                             6,116        89,349
                         ---------------------------------------------------------------------------------------------
                         Total Investments in the United Kingdom (Cost--$11,475,361)--8.9%                  14,264,892
======================================================================================================================


                                     16 & 17

                           Merrill Lynch International Index Fund, June 30, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                      Master International (GDP Weighted) Index Series (concluded)
                      ------------------------------------------------------------------------------------------------
SHORT-TERM               Face
SECURITIES              Amount                                 Issue                                          Value
======================================================================================================================
Commercial            $4,000,000       Gannett Company, 6.55% due 7/18/2000                               $  3,987,628
Paper**                5,338,000       General Motors Acceptance Corp., 7.13% due 7/03/2000                  5,335,886
                                                                                                          ------------
                                                                                                             9,323,514
======================================================================================================================
US Government          1,400,000       Federal Home Loan Banks, 6.41% due 7/21/2000 (a)                      1,395,014
Agency Obligations**   4,000,000       Federal Home Loan Mortgage Corporation, 6.42% due 7/11/2000           3,992,867
                                                                                                          ------------
                                                                                                             5,387,881
======================================================================================================================
                                       Total Investments in Short-Term Securities                           14,711,395
                                       (Cost--$14,711,395)--9.2%
======================================================================================================================
                      Total Investments (Cost--$122,162,107)--101.9%                                       163,288,784
                      Variation Margin on Financial Futures Contracts***--0.1%                                 116,273
                      Unrealized Depreciation on Forward Foreign Exchange Contracts--Net****--(0.1%)           (83,398)
                      Liabilities in Excess of Other Assets--(1.9%)                                         (3,008,474)
                                                                                                          ------------
                      Net Assets--100.0%                                                                  $160,313,185
                                                                                                          ============
======================================================================================================================

 +    Non-income producing security.
(a) Security held as collateral in connection with open financial futures contracts.
(b)   The rights may be exercised until July 12, 2000.
(c)   The rights may be exercised until July 7, 2000.
(d)   The rights may be exercised until July 5, 2000.
 *    American Depositary Receipts (ADR).
** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.
***   Financial futures contracts purchased as of June 30, 2000 were as follows:

--------------------------------------------------------------------------------
Number of                                            Expiration
Contracts           Issue             Exchange          Date             Value
--------------------------------------------------------------------------------
    4             Hang Seng           HKFE            July 2000       $  416,656
    2                CAC              MATIF           July 2000          124,004
   16              IBEX 35            MEFF            July 2000        1,610,065
   24                OMX              OMLX            July 2000          358,287
   12                DTB              DAX          September 2000      1,998,681
   22               FTSE              LIFFE        September 2000      2,117,250
    6              MIB 30             MSE          September 2000      1,353,466
   22          All Ordinaries         SFE          September 2000      1,104,586
   16               TOPIX             Tokyo        September 2000      2,406,692
--------------------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$11,620,048)                                  $11,489,687
                                                                     ===========
--------------------------------------------------------------------------------

****  Forward foreign exchange contracts as of June 30, 2000 were as follows:

--------------------------------------------------------------------------------
Foreign                                                             Unrealized
Currency                      Expiration                           Appreciation
Purchased                        Date                             (Depreciation)
--------------------------------------------------------------------------------
A$        1,200,000            July 2000                            $  8,646
(euro)    8,500,000            July 2000                             (39,652)
(pound)   1,600,000            July 2000                             (15,744)
Skr       1,300,000            July 2000                              (2,347)
(yen)   250,000,000            July 2000                             (18,243)
--------------------------------------------------------------------------------
Total (US$ Commitment--$13,878,225)                                  (67,340)
                                                                    ---------
--------------------------------------------------------------------------------
Foreign
Currency
Sold
--------------------------------------------------------------------------------
(euro)    2,800,000            July 2000                             (16,058)
--------------------------------------------------------------------------------
Total (US$ Commitment--$2,669,520)                                   (16,058)
                                                                    ---------
--------------------------------------------------------------------------------
Total Unrealized Depreciation on Forward
Foreign Exchange Contracts--Net                                     $(83,398)
                                                                    =========
--------------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER
INTERNATIONAL
(GDP WEIGHTED)
INDEX SERIES   As of June 30, 2000
==============================================================================================================================
Assets:        Investments, at value (identified cost--$122,162,107) .............................                $163,288,784
               Cash ..............................................................................                       7,264
               Foreign cash ......................................................................                     166,920
               Receivables:
                 Securities sold .................................................................   $5,174,925
                 Contributions ...................................................................      497,187
                 Dividends .......................................................................      461,083
                 Variation margin ................................................................      116,273
                 Investment adviser ..............................................................       30,182
                 Interest ........................................................................           37      6,279,687
                                                                                                     ----------
               Deferred organization expenses ....................................................                       5,909
               Other assets ......................................................................                      34,501
                                                                                                                  ------------
               Total assets ......................................................................                 169,783,065
                                                                                                                   -----------
==============================================================================================================================
Liabilities:   Unrealized depreciation on forward foreign exchange contracts .....................                      83,398
               Payables:
                 Securities purchased ............................................................    9,245,747
                 Withdrawals .....................................................................       67,591      9,313,338
                                                                                                     ----------
               Accrued expenses and other liabilities ............................................                      73,144
                                                                                                                  ------------
               Total liabilities .................................................................                   9,469,880
                                                                                                                  ------------
==============================================================================================================================
Net Assets:    Net assets ........................................................................                $160,313,185
                                                                                                                  ============
==============================================================================================================================
Net Assets     Partners' capital .................................................................                $119,381,312
Consist of:    Unrealized appreciation on investments and foreign currency transactions--net .....                  40,931,873
                                                                                                                  ------------
               Net assets ........................................................................                $160,313,185
                                                                                                                  ============
==============================================================================================================================

See Notes to Financial Statements.


                                    18 & 19

                           Merrill Lynch International Index Fund, June 30, 2000

STATEMENT OF OPERATIONS

MASTER
INTERNATIONAL
(GDP WEIGHTED)
INDEX SERIES         For the Six Months Ended June 30, 2000
=============================================================================================================
Investment Income:   Dividends (net of $174,835 foreign withholding tax) ......                  $  1,172,865
                     Interest and discount earned .............................                       469,062
                                                                                                 ------------
                     Total income .............................................                     1,641,927
                                                                                                 ------------
=============================================================================================================
Expenses:            Custodian fees ...........................................   $     75,607
                     Accounting services ......................................         25,363
                     Professional fees ........................................         23,678
                     Investment advisory fees .................................          7,744
                     Amortization of organization expenses ....................          2,393
                     Trustees' fees and expenses ..............................            731
                     Pricing fees .............................................            546
                     Other ....................................................            773
                                                                                  ------------
                     Total expenses before reimbursement ......................        136,835
                     Reimbursement of expenses ................................        (10,798)
                                                                                  ------------
                     Total expenses after reimbursement .......................                       126,037
                                                                                                 ------------
                     Investment income--net ...................................                     1,515,890
                                                                                                 ------------
=============================================================================================================
Realized &           Realized gain (loss) from:
Unrealized Gain        Investments--net .......................................      8,800,439
(Loss) on              Foreign currency transactions--net .....................     (1,677,699)     7,122,740
Investments &                                                                     ------------
Foreign Currency     Change in unrealized appreciation/depreciation on:
Transactions--Net:     Investments--net .......................................    (15,854,482)
                       Foreign currency transactions--net .....................        (51,628)   (15,906,110)
                                                                                  ------------    ------------
                     Net Decrease in Net Assets Resulting from Operations .....                  $ (7,267,480)
                                                                                                 ============
=============================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MASTER
INTERNATIONAL                                                                                  For the Six        For the
(GDP WEIGHTED)                                                                                 Months Ended      Year Ended
INDEX SERIES      Increase (Decrease) in Net Assets:                                          June 30, 2000    Dec. 31, 1999
============================================================================================================================
Operations:       Investment income--net ..................................................   $   1,515,890    $   2,069,146
                  Realized gain on investments and foreign currency transactions--net .....       7,122,740        4,991,688
                  Change in unrealized appreciation/depreciation on investments and
                  foreign currency transactions--net ......................................     (15,906,110)      34,484,540
                                                                                              -------------    -------------
                  Net increase (decrease) in net assets resulting from operations .........      (7,267,480)      41,545,374
                                                                                              -------------    -------------
============================================================================================================================
Net Capital
Contributions:    Decrease in net assets derived from net capital contributions ...........      (2,115,696)     (23,369,248)
                                                                                              -------------    -------------
============================================================================================================================
Net Assets:       Total increase (decrease) in net assets .................................      (9,383,176)      18,176,126
                  Beginning of period .....................................................     169,696,361      151,520,235
                                                                                              -------------    -------------
                  End of period ...........................................................   $ 160,313,185    $ 169,696,361
                                                                                              =============    =============
============================================================================================================================

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MASTER
INTERNATIONAL
(GDP WEIGHTED)     The following ratios have been derived from        For the Six     For the Year Ended Dec. 31,   For the Period
                                                                     Months Ended     --------------------------   April 9, 1997+ to
INDEX SERIES       information provided in the financial statements. June 30, 2000       1999            1998        Dec. 31, 1997
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement ...............             .16%*           .22%            .26%           .33%*
Net Assets:                                                          ============    ============    ============   ============
                   Expenses .....................................             .18%*           .24%            .33%           .36%*
                                                                     ============    ============    ============   ============
                   Investment income--net .......................            1.95%*          1.43%           1.66%          1.99%*
                                                                     ============    ============    ============   ============
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .....    $    160,313    $    169,696    $    151,520   $    143,418
Data:                                                                ============    ============    ============   ============
                   Portfolio turnover ...........................           26.67%           6.43%          34.63%         14.79%
                                                                     ============    ============    ============   ============
====================================================================================================================================

+     Commencement of operations.
*     Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER INTERNATIONAL (GDP WEIGHTED) INDEX SERIES

1. Significant Accounting Policies:

Master International (GDP Weighted) Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National


                                    20 & 21

                           Merrill Lynch International Index Fund, June 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER INTERNATIONAL (GDP WEIGHTED) INDEX SERIES

Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

o Foreign currency options and futures--The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the six months ended June 30, 2000, FAM earned fees of $7,744, all of which was voluntarily waived. FAM also reimbursed the Series for additional expenses of $3,054.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2000 were $44,606,227 and $37,271,241, respectively.

Net realized gains (losses) for the six months ended June 30, 2000 and net unrealized gains (losses) as of June 30, 2000 were as follows:

--------------------------------------------------------------------------------
                                                 Realized           Unrealized
                                               Gains (Losses)     Gains (Losses)
--------------------------------------------------------------------------------
Investments:
  Long-term .............................       $ 7,433,761       $ 41,126,677
  Short-term ............................              (606)                --
  Financial futures contracts ...........         1,367,284           (130,361)
                                                -----------       ------------
Total investments .......................         8,800,439         40,996,316
                                                -----------       ------------

Currency transactions:
  Forward foreign exchange
    contracts ...........................                --            (83,398)
  Foreign currency transactions .........        (1,677,699)            18,955
                                                -----------       ------------
Total currency transactions .............        (1,677,699)           (64,443)
                                                -----------       ------------
Total ...................................       $ 7,122,740       $ 40,931,873
                                                ===========       ============
--------------------------------------------------------------------------------

As of June 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $41,126,677, of which $48,589,892 related to appreciated securities and $7,463,215 related to depreciated securities. At June 30, 2000, the aggregate cost of investments for Federal income tax purposes was $122,162,107.

4. Short-Term Borrowings:

On December 3, 1999, the Series, along with certain other funds managed by FAM, entered into a one-year, unsecured $1,000,000,000 credit agreement with The Bank of New York and certain other institutions party thereto. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. The agreement bears interest at the Federal Funds rate plus .50%. The Series did not borrow from the facility during the six months ended June 30, 2000.


                                    22 & 23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         Index 2--6/00

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